Commitments and Contingencies (Details Narrative) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2025	Nov. 12, 2024	Dec. 26, 2023	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Common stock par value					$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Common stock par value		$ 0.0001		$ 0.0001	0.0001	$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Boost Run Holdings LLC [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Letter of credit amount			$ 3,000,000
Maturity date			Dec. 31, 2024			Dec. 31, 2025
Letter of credit amount drawn				$ 0		$ 0
Boost Run Holding LLC [Member]
Loss Contingencies [Line Items]
Installment notes	$ 8,500
Common stock par value	$ 10
Boost Run Holding LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share price	17.5
Boost Run Holding LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share price	12.5
Boost Run Holding LLC [Member] | Median [Member]
Loss Contingencies [Line Items]
Share price	$ 15.0
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition	441,500
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition	7,875,000
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition	441,500
Advisory Agreement [Member] | Willow Lane Acquisition Corp [Member] | D.A Davidson and Co [Member]
Loss Contingencies [Line Items]
Cash fee	$ 700,000
IPO [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Cash underwriting discount		$ 2,530,000
Cash underwriting discount percentage		2.00%
Deferred underwriting discount		$ 4,427,500
Deferred underwriting discount percentage		3.50%
IPO [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Units at a price		$ 11.50
IPO [Member] | Underwriting Agreement [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares				1,650,000	1,650,000
Over-Allotment Option [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Units at a price		$ 10.00
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares		1,650,000
Units at a price		$ 10.00